Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Detailed Information about Contingent Transaction Exposures Gross of Impairment Allowances by Stage (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 1,645,749,167	$ 2,105,872,032
Contingent transaction gross of impairment allowance percentage	100.00%	100.00%
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 1,384,680,279	$ 2,083,040,564
Contingent transaction gross of impairment allowance percentage	84.14%	98.92%
Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 184,387,622	$ 22,333,880
Contingent transaction gross of impairment allowance percentage	11.20%	1.06%
Responsibilities for foreign trade operations [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 40,110,366
Contingent transaction gross of impairment allowance percentage	2.44%
Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 36,570,900	$ 497,588
Contingent transaction gross of impairment allowance percentage	2.22%	0.02%
Impairments Stage 1 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 1,635,042,272	$ 2,072,244,245
Contingent transaction gross of impairment allowance percentage	99.35%	98.40%
Impairments Stage 1 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 1,374,006,128	$ 2,049,412,777
Impairments Stage 1 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	184,387,622	22,333,880
Impairments Stage 1 [member] | Responsibilities for foreign trade operations [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	40,110,366
Impairments Stage 1 [member] | Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	36,538,156	497,588
Impairments Stage 2 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 10,704,299	$ 33,623,110
Contingent transaction gross of impairment allowance percentage	0.65%	1.60%
Impairments Stage 2 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 10,671,555	$ 33,623,110
Impairments Stage 2 [member] | Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	32,744
Impairments Stage 3 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	2,596	4,677
Impairments Stage 3 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 2,596	$ 4,677